Eaton Vance
Arizona Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.2%
Security	Principal Amount (000's omitted)	Value
Education — 19.7%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 255,873
Arizona Industrial Development Authority, (Doral Academy of Nevada):
5.00%, 7/15/39(1)	55	56,464
5.00%, 7/15/40(1)	350	358,988
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada):
4.00%, 7/15/40(1)	60	54,350
4.00%, 7/15/50(1)	60	51,058
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	458,797
Arizona State University:
5.00%, 7/1/36	1,150	1,234,433
Green Bonds, 5.00%, 7/1/40	1,000	1,116,840
Prerefunded to 7/1/22, 5.00%, 7/1/37	830	834,822
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):
(AMT), 2.125%, 7/1/33	250	199,873
(AMT), 5.00%, 7/1/28	850	945,157
Glendale Industrial Development Authority, AZ, (Midwestern University), 5.00%, 5/15/25	1,500	1,501,890
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	392,994
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/41(1)	500	459,045
Northern Arizona University, 5.00%, 6/1/38	1,000	1,081,570
Pima County Community College District, AZ:
5.00%, 7/1/33	300	336,390
5.00%, 7/1/35	720	805,615
University of Arizona:
5.00%, 6/1/38	1,500	1,632,000
5.00%, 8/1/38	600	675,114
5.00%, 6/1/42	500	557,190
		$13,008,463
Electric Utilities — 5.2%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$ 1,215,204
Pinal County Electrical District No. 3, AZ, 5.00%, 7/1/33	1,000	1,078,450
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	1,000	1,110,520
		$ 3,404,174
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 3.0%
Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	$170	$ 171,029
Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	207,874
Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/39	1,500	1,583,940
		$ 1,962,843
General Obligations — 11.3%
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/36	$1,000	$ 1,064,290
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	225	235,438
Kyrene Elementary School District No. 28, AZ:
4.00%, 7/1/35	130	137,636
4.00%, 7/1/36	175	185,092
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/38	350	366,965
4.00%, 7/1/41	750	784,897
Peoria Unified School District No. 11, AZ, 4.00%, 7/1/31	350	371,963
Phoenix Union High School District No. 210, AZ, 4.00%, 7/1/39	300	315,042
Phoenix, AZ, 5.00%, 7/1/25(2)	1,320	1,420,439
Puerto Rico, 5.375%, 7/1/25	250	258,475
Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	831,817
Tempe, AZ, 5.00%, 7/1/30	1,000	1,133,710
Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	362,320
		$ 7,468,084
Hospital — 8.1%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$ 1,728,137
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	496,180
5.00%, 1/1/38	1,000	1,087,830
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	440,816
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	517,385
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	1,005	1,053,300
		$ 5,323,648

Eaton Vance
Arizona Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.7%
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	$500	$ 534,370
5.00%, 7/1/44	250	264,620
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	452,528
5.00%, 7/1/37	500	534,355
		$ 1,785,873
Industrial Development Revenue — 1.6%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):
3.60%, 2/1/40	$250	$ 237,883
4.50%, 8/1/42	850	852,133
		$ 1,090,016
Insured - Electric Utilities — 2.4%
Mesa, AZ, Utility Systems Revenue:
(NPFG), 5.00%, 7/1/23	$430	$ 444,680
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	464,625
(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	123,900
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	320	330,240
Series SS, (NPFG), 5.00%, 7/1/25	220	224,567
		$ 1,588,012
Insured - General Obligations — 10.9%
Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$ 1,261,956
Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	526,680
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,873,614
Maricopa County Elementary School District No. 66, AZ:
(BAM), 4.00%, 7/1/33	435	464,989
(BAM), 4.00%, 7/1/34	230	243,788
(BAM), 4.00%, 7/1/37	375	393,334
(BAM), 4.00%, 7/1/39	400	415,224
Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	1,000	1,050,340
		$ 7,229,925
Insured - Special Tax Revenue — 5.1%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$ 1,335,100
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$ 2,035,281
		$ 3,370,381
Other Revenue — 1.7%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$ 1,095,460
		$ 1,095,460
Senior Living/Life Care — 2.4%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$ 522,275
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	216,065
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	381,224
4.00%, 12/1/30	500	497,115
		$ 1,616,679
Special Tax Revenue — 9.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$ 108,807
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	1,000	1,004,690
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	580	452,011
Mesa, AZ, Excise Tax Revenue:
4.00%, 7/1/37	250	262,223
Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,005,890
Pinal County, AZ, Pledged Revenue:
4.00%, 8/1/33	600	637,740
4.00%, 8/1/36	500	529,815
Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,272,961
Tempe, AZ, Transit Excise Tax Revenue:
5.00%, 7/1/37	625	628,781
Prerefunded to 7/1/22, 5.00%, 7/1/37	375	377,209
		$ 6,280,127
Transportation — 6.2%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$ 1,051,200
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/27	1,000	1,023,670
(AMT), 5.00%, 7/1/31	2,000	2,047,340
		$ 4,122,210

Eaton Vance
Arizona Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 5.4%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,611,465
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/36	750	778,808
Tucson, AZ, Water System Revenue:
5.00%, 7/1/32	545	602,519
5.00%, 7/1/35	530	582,454
		$ 3,575,246
Total Tax-Exempt Municipal Obligations (identified cost $63,317,068)		$62,921,141

Taxable Municipal Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$175	$ 167,514
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)	125	123,866
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	95	92,161
		$ 383,541
Special Tax Revenue — 3.6%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 725,365
Tempe, AZ, Transit Excise Tax Revenue:
1.145%, 7/1/27	540	489,148
1.345%, 7/1/28	1,330	1,195,470
		$ 2,409,983
Total Taxable Municipal Obligations (identified cost $3,111,405)		$ 2,793,524
Total Investments — 99.4% (identified cost $66,428,473)		$65,714,665
Other Assets, Less Liabilities — 0.6%		$ 397,066
Net Assets — 100.0%		$66,111,731
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $2,094,762 or 3.2% of the Fund's net assets.
(2)	When-issued security.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.3% to 10.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
Arizona Municipal Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$62,921,141	$ —	$62,921,141
Taxable Municipal Obligations	—	2,793,524	—	2,793,524
Total Investments	$ —	$65,714,665	$ —	$65,714,665
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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